Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [Line Items]
Cash and banks	$ 330.3	$ 846.1
Cash equivalents
Cash equivalents	1,298.9	970.8
Gross	1,629.2	1,816.9
Bank overdraft	(2.9)	(1.3)
Cash and cash equivalents	1,626.3	1,815.6	$ 1,838.6	$ 1,883.1
Bank Deposit Certificate [Member]
Cash equivalents
Cash equivalents	130.1	129.7
Fixed deposits [member]
Cash equivalents
Cash equivalents	$ 1,168.8	$ 841.1